Equity (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Number of shares	2,736,553,750	2,736,553,750	2,736,553,750
Percent	100.00%	100.00%	100.00%
Common Shares [Member] | State Of Parana [Member]
IfrsStatementLineItems [Line Items]
Number of shares	734,298,319	734,304,512	850,285,980
Percent	69.66%	69.66%	58.63%
Common Shares [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Number of shares	131,161,562	131,161,562	382,987,750
Percent	12.44%	12.44%	26.41%
Common Shares [Member] | Free Float B 3 [Member]
IfrsStatementLineItems [Line Items]
Number of shares	137,163,852	126,653,784	197,200,880
Percent	13.02%	12.02%	13.59%
Common Shares [Member] | Free Float N Y S E [Member]
IfrsStatementLineItems [Line Items]
Number of shares	32,642,912	43,115,100	1,163,450
Percent	3.10%	4.09%	0.08%
Common Shares [Member] | Free Float Latibex [Member]
IfrsStatementLineItems [Line Items]
Number of shares	222,167	228,667
Percent	0.02%	0.02%
Common Shares [Member] | Other Shareholders [Member]
IfrsStatementLineItems [Line Items]
Number of shares	18,601,648	18,626,835	18,672,740
Percent	1.76%	1.77%	1.29%
Class A Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	3,128,000	3,128,000	3,267,520
Percent	100.00%	100.00%	100.00%
Class A Preferred Shares [Member] | State Of Parana [Member]
IfrsStatementLineItems [Line Items]
Number of shares
Percent	(0.00%)	(0.00%)	(0.00%)
Class A Preferred Shares [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Number of shares
Percent	(0.00%)	(0.00%)	(0.00%)
Class A Preferred Shares [Member] | Free Float B 3 [Member]
IfrsStatementLineItems [Line Items]
Number of shares	674,880	661,760	767,830
Percent	21.58%	21.16%	23.50%
Class A Preferred Shares [Member] | Free Float N Y S E [Member]
IfrsStatementLineItems [Line Items]
Number of shares
Percent	(0.00%)	(0.00%)	(0.00%)
Class A Preferred Shares [Member] | Free Float Latibex [Member]
IfrsStatementLineItems [Line Items]
Number of shares
Percent
Class A Preferred Shares [Member] | Other Shareholders [Member]
IfrsStatementLineItems [Line Items]
Number of shares	2,453,120	2,466,240	2,499,690
Percent	78.42%	78.84%	76.50%
Class B Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares	1,679,335,290	1,679,335,290	1,282,975,430
Percent	100.00%	100.00%	100.00%
Class B Preferred Shares [Member] | State Of Parana [Member]
IfrsStatementLineItems [Line Items]
Number of shares	115,945,012	115,969,784
Percent	6.90%	6.91%
Class B Preferred Shares [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Number of shares	524,646,248	524,646,248	272,820,060
Percent	31.24%	31.24%	21.26%
Class B Preferred Shares [Member] | Free Float B 3 [Member]
IfrsStatementLineItems [Line Items]
Number of shares	905,448,728	863,944,649	774,780,030
Percent	53.92%	51.44%	60.40%
Class B Preferred Shares [Member] | Free Float N Y S E [Member]
IfrsStatementLineItems [Line Items]
Number of shares	130,571,648	172,460,400	233,148,470
Percent	7.78%	10.27%	18.17%
Class B Preferred Shares [Member] | Free Float Latibex [Member]
IfrsStatementLineItems [Line Items]
Number of shares	1,796,243	1,782,043	1,721,110
Percent	0.11%	0.11%	0.13%
Class B Preferred Shares [Member] | Other Shareholders [Member]
IfrsStatementLineItems [Line Items]
Number of shares	927,411	532,166	505,760
Percent	0.05%	0.03%	0.04%
Common Shares One [Member] | State Of Parana [Member]
IfrsStatementLineItems [Line Items]
Number of shares	850,243,331	850,274,296	850,285,980
Percent	31.07%	31.07%	31.07%
Common Shares One [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Number of shares	655,807,810	655,807,810	655,807,810
Percent	23.96%	23.96%	23.96%
Common Shares One [Member] | Free Float B 3 [Member]
IfrsStatementLineItems [Line Items]
Number of shares	1,043,287,460	991,260,193	972,748,740
Percent	38.13%	36.23%	35.56%
Common Shares One [Member] | Free Float N Y S E [Member]
IfrsStatementLineItems [Line Items]
Number of shares	163,214,560	215,575,500	234,311,920
Percent	5.96%	7.88%	8.56%
Common Shares One [Member] | Free Float Latibex [Member]
IfrsStatementLineItems [Line Items]
Number of shares	2,018,410	2,010,710	1,721,110
Percent	0.07%	0.07%	0.06%
Common Shares One [Member] | Other Shareholders [Member]
IfrsStatementLineItems [Line Items]
Number of shares	21,982,179	21,625,241	21,678,190
Percent	0.81%	0.79%	0.79%
Common Share [Member]
IfrsStatementLineItems [Line Items]
Number of shares	1,054,090,460	1,054,090,460	1,450,310,800
Percent	100.00%	100.00%	100.00%